Related Party Transactions (Details) (USD $)	6 Months Ended		12 Months Ended			79 Months Ended	85 Months Ended	0 Months Ended		12 Months Ended				19 Months Ended	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2008	Apr. 30, 2013	Oct. 31, 2013	Feb. 06, 2008 President's brother [Member]	Sep. 12, 2007 President's brother [Member]	Apr. 30, 2010 President's brother [Member]	Apr. 30, 2013 Chief executive officer [Member]	Apr. 30, 2012 Chief executive officer [Member]	Apr. 30, 2011 Chief executive officer [Member]	Apr. 30, 2008 Chief executive officer [Member]	Apr. 30, 2008 President [Member]
Related Party Transactions (Textual)
Convertible promissory note payable									$ 300,000
Rate of interest payable on note									8.00%
Debt maturity date									Dec. 31, 2008
Amount in multiples of principal amount converted into shares									50,000
Conversion price per share								$ 0.10	$ 0.10
Principal amount of note repaid								300,000
Accrued interest								339
Advances from related party	6,867	4,000	8,000	375		25,695	32,562				8,000	375	3,500	3,766
Accrued interest on note payable paid in cash										339
Loan from related party													10,000
Due to related party											21,929	13,929	13,554
Accrued interest converted into common stock								9,483
Number of shares issued to president for services rendered															1,200,000
Stock issued to president for services rendered					$ 120,000										$ 120,000